Cash and due from banks and inter-bank funds - Additional information (Detail) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2024 USD ($)	Jan. 31, 2024 PEN (S/)	Dec. 31, 2023 USD ($)
Cash and cash equivalents [abstract]
Foreign currency accrued interest percentage	3.90%	4.86%		3.90%		4.86%
Foreign currency interest rate on inter-bank funds liabilities	4.44%	5.33%		4.44%	4.00%	5.33%
Local currency accrued interest percentage	4.83%			4.83%
Local currency accrued interest rate on Inter-bank funds assets	5.00%	6.75%		5.00%		6.75%
Deposits in foreign currency	S/ 564,600,000	S/ 482,170,000		$ 150,000,000	S/ 140,000,000	$ 130,000,000
Interest income on excess of legal reserve	202,637,000	194,446,000	S/ 61,302,000
Interest income on deposits	66,989,000	68,850,000	35,874,000
Interest income on time deposit	S/ 52,245,000	S/ 36,960,000	S/ 48,331,000
Foreign currency accrued interest rate on inter-bank funds liabilities		5.50%				5.50%